Fair Value Measurements (Details) - Schedule of financial instruments that are measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial liabilities:
Total	$ 55,097	$ 46,553
Financial assets:
Total	5	219
Level 3 [Member]
Financial liabilities:
SAFE	33,983	27,207
Warrant liability	21,114	19,346
Financial assets:
FCA		203
Reduced principal payment derivative	$ 5	$ 16